Disclosures on the effects of fluctuations in foreign currency exchange rates (Tables)	12 Months Ended
Dec. 31, 2022
Disclosures on the effects of fluctuations in foreign currency exchange rates
Schedule of assets held in foreign currency subject to fluctuations in exchange rates

		As of	As of
		December 31,	December 31,
Class of Asset	Currency	2022	2021
		ThUS$	ThUS$
Cash and cash equivalents	USD	1,637,507	1,377,983
Cash and cash equivalents	CLP	806,106	4,416
Cash and cash equivalents	CNY	92,394	30,102
Cash and cash equivalents	EUR	14,963	14,374
Cash and cash equivalents	GBP	1	1
Cash and cash equivalents	AUD	89,602	72,107
Cash and cash equivalents	INR	—	—
Cash and cash equivalents	MXN	1,406	1,827
Cash and cash equivalents	PEN	—	6
Cash and cash equivalents	AED	2	1
Cash and cash equivalents	JPY	686	1,182
Cash and cash equivalents	ZAR	11,647	13,048
Cash and cash equivalents	KRW	918	—
Cash and cash equivalents	IDR	3	3
Cash and cash equivalents	PLN	1	1
Subtotal cash and cash equivalents		2,655,236	1,515,051
Other current financial assets	USD	722,165	668,360
Other current financial assets	BRL	39	48
Other current financial assets	CLP	239,151	250,641
Subtotal other current financial assets		961,355	919,049
Other current non-financial assets	USD	35,237	18,486
Other current non-financial assets	AUD	9,516	11,066
Other current non-financial assets	CLF	259	150
Other current non-financial assets	CLP	85,608	27,536
Other current non-financial assets	CNY	56,404	5,213
Other current non-financial assets	EUR	1,046	1,050
Other current non-financial assets	COP	217	153
Other current non-financial assets	MXN	4,685	6,092
Other current non-financial assets	THB	2	8
Other current non-financial assets	JPY	158	73
Other current non-financial assets	ZAR	3,203	42
Other current non-financial assets	SEK	—	1
Subtotal other non-financial current assets		196,335	69,870
Trade and other receivables	USD	788,596	400,753
Trade and other receivables	PEN	—	—
Trade and other receivables	BRL	22	21
Trade and other receivables	CLF	550	459
Trade and other receivables	CLP	58,412	43,496
Trade and other receivables	CNY	161,492	108,822
Trade and other receivables	EUR	36,318	35,514
Trade and other receivables	GBP	76	46
Trade and other receivables	MXN	889	237
Trade and other receivables	AED	3,116	1,888
Trade and other receivables	JPY	129	36,000
Trade and other receivables	AUD	1,708	1,214
Trade and other receivables	ZAR	33,361	23,568
Trade and other receivables	COP	2,751	2,055
Subtotal trade and other receivables		1,087,420	654,073
Receivables from related parties	USD	79,331	83,088
Receivables from related parties	EUR	1,250	1,150
Receivables from related parties	AUD	1,041	1,914
Subtotal receivables from related parties		81,622	86,152

		As of	As of
		December 31,	December 31,
Class of assets	Currency	2022	2021
		ThUS$	ThUS$
Current inventories	USD	1,784,281	1,183,776
Subtotal Current Inventories		1,784,281	1,183,776
Current tax assets	USD	127,068	154,709
Current tax assets	BRL	1	1
Current tax assets	CLP	2,125	1,727
Current tax assets	EUR	14,042	171
Current tax assets	MXN	59	31
Current tax assets	PEN	—	3
Current tax assets	JPY	77,397	3
Current tax assets	ZAR	28	13
Current tax assets	COP	1,481	887
Current tax assets	KRW	2,713	—
Subtotal current tax assets		224,914	157,545
Non-current assets or groups of assets classified as held for sale	USD	346	582
Subtotal Non-current assets or groups of assets classified as held for sale		346	582
Total current assets		6,991,509	4,586,098
Other non-current financial assets	USD	32,126	9,268
Subtotal Other non-current financial assets		32,126	9,268
Other non-current non-financial assets	USD	52,396	33,487
Subtotal Other non-current non-financial assets		52,396	33,487
Other receivables, non-current	USD	713	5,239
Other receivables, non-current	CLF	77	86
Other receivables, non-current	MXN	88	26
Other receivables, non-current	CLP	1,213	821
Subtotal Other receivables, non-current		2,091	6,172
Investments classified using the equity method of accounting	USD	22,959	20,526
Investments classified using the equity method of accounting	AED	19,597	7,879
Investments classified using the equity method of accounting	EUR	11,830	11,419
Subtotal Investments classified using the equity method of accounting		54,386	39,824
Intangible assets other than goodwill	USD	166,336	179,658
Subtotal intangible assets other than goodwill		166,336	179,658
Purchases goodwill, gross	USD	967	34,596
Subtotal Purchases goodwill, gross		967	34,596
Property, plant and equipment	USD	2,726,838	2,012,225
Subtotal property, plant and equipment		2,726,838	2,012,225
Right-of-use assets	USD	60,867	52,608
Subtotal Right-of-use assets		60,867	52,608
Non-current tax assets	USD	127,114	90,364
Subtotal non-current tax assets		127,114	90,364
Deferred tax assets	USD	604,471	135,904
Subtotal Deferred tax assets		604,471	135,904
Total non-current assets		3,827,592	2,594,106
Total assets		10,819,101	7,180,204

Schedule of liabilities held in foreign currencies

		As of December 31, 2022			As of December 31, 2021
			More than 90			More than 90
Class of liability	Currency	Up to 90 days	days to 1 year	Total	Up to 90 days	days to 1 year	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Current liabilities
Other current financial liabilities	USD	120,652	381,922	502,574	28,519	4,234	32,753
Other current financial liabilities	CLF	20,094	331	20,425	18,259	293	18,552
Subtotal other current financial liabilities		140,746	382,253	522,999	46,778	4,527	51,305
Lease liabilities, current	USD	—	6,549	6,549	—	4,625	4,625
Lease liabilities, current	CLF	—	2,331	2,331	—	2,263	2,263
Lease liabilities, current	MXN	—	436	436	—	434	434
Lease liabilities, current	EUR	—	387	387	—	382	382
Lease liabilities, current	AUD	—	2,446	2,446	—	—	—
Subtotal Lease liabilities, current		—	12,149	12,149	—	7,704	7,704
Trade and other payables	USD	121,260	110	121,370	98,918	76	98,994
Trade and other payables	CLF	2,618	—	2,618	1,330	—	1,330
Trade and other payables	BRL	10	—	10	5	—	5
Trade and other payables	THB	4	—	4	2	—	2
Trade and other payables	CLP	162,470	—	162,470	115,504	—	115,504
Trade and other payables	CNY	4,757	—	4,757	3,198	—	3,198
Trade and other payables	EUR	56,118	564	56,682	41,242	984	42,226
Trade and other payables	GBP	18	—	18	18	—	18
Trade and other payables	INR	—	—	—	1	—	1
Trade and other payables	MXN	802	—	802	881	—	881
Trade and other payables	PEN	—	—	—	1	—	1
Trade and other payables	AUD	24,394	—	24,394	15,876	—	15,876
Trade and other payables	ZAR	1,256	—	1,256	1,288	—	1,288
Trade and other payables	AED	72	—	72	—	—	—
Trade and other payables	JPY	—	—	—	99	—	99
Trade and other payables	CHF	32	—	32	—	—	—
Trade and other payables	COP	115	—	115	227	—	227
Trade and other payables	KRW	189	—	189	—	—	—
Subtotal trade and other payables		374,115	674	374,789	278,590	1,060	279,650
Other current provisions	USD	1,300,878	2,051	1,302,929	54,134	263,332	317,466
Other current provisions	CLP	—	217	217	200	—	200
Subtotal other current provisions		1,300,878	2,268	1,303,146	54,334	263,332	317,666

		As of December 31, 2022			As of December 31, 2021
Class of liability	Currency	Up to90 days	91 days to 1 year	Total	Up to90 days	91 days to 1 year	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Current tax liabilities	USD	—	348,658	348,658	—	149,997	149,997
Current tax liabilities	CLP	—	999	999	—	12	12
Current tax liabilities	EUR	—	1,386	1,386	—	5,547	5,547
Current tax liabilities	MXN	—	5,568	5,568	—	1,841	1,841
Current tax liabilities	CNY	—	—	—	—	9,538	9,538
Subtotal current tax liabilities		—	356,611	356,611	—	166,935	166,935
Provisions for employee benefits, current	USD	25,867	8,631	34,498	14,341	11,776	26,117
Provisions for employee benefits, current	AUD	390	—	390	—	272	272
Provisions for employee benefits, current	EUR	385	—	385	214	—	214
Provisions for employee benefits, current	MXN	103	—	103	172	—	172
Subtotal Provisions for employee benefits, current		26,745	8,631	35,376	14,727	12,048	26,775
Other current non-financial liabilities	USD	393,401	98	393,499	99,643	8,593	108,236
Other current non-financial liabilities	BRL	1	—	1	1	—	1
Other current non-financial liabilities	CLP	8,281	39,456	47,737	6,342	2,941	9,283
Other current non-financial liabilities	CNY	92	—	92	20,736	—	20,736
Other current non-financial liabilities	EUR	1,564	250	1,814	1,281	423	1,704
Other current non-financial liabilities	MXN	725	14	739	562	—	562
Other current non-financial liabilities	JPY	47	—	47	32	—	32
Other current non-financial liabilities	PEN	—	—	—	70	—	70
Other current non-financial liabilities	COP	250	—	250	—	157	157
Other current non-financial liabilities	ARS	26	—	26	47	—	47
Other current non-financial liabilities	ZAR	—	1	1	846	—	846
Other current non-financial liabilities	KRW	2,271	—	2,271	—	—	—
Subtotal other current non-financial liabilities		406,658	39,819	446,477	129,560	12,114	141,674
Total current liabilities		2,249,142	802,405	3,051,547	523,989	467,720	991,709

		As of December 31, 2022
		Over 1 year to 2	Over 2 years to 3	Over 3 years to 4	Over 4 years to 5
Class of liability	Currency	years	years	years	years	Over 5 years	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Non-current liabilities
Other non-current financial liabilities	USD	—	197,521	249,531	—	1,544,654	1,991,706
Other non-current financial liabilities	CLF	—	—	—	—	402,512	402,512
Subtotal Other non-current financial liabilities		—	197,521	249,531	—	1,947,166	2,394,218
Non-current lease liabilities	USD	—	13,566	—	22,500	—	36,066
Non-current lease liabilities	CLP	—	—	—	23	—	23
Non-current lease liabilities	CLF	—	—	—	10,982	—	10,982
Non-current lease liabilities	MXN	—	—	—	1,094	—	1,094
Non-current lease liabilities	EUR	—	—	—	1,420	—	1,420
Subtotal non-current lease liabilities		—	13,566	—	36,019	—	49,585
Non-current Trade and other payables	USD	—	—	—	—	—	—
Subtotal Non-current Trade and other payables		—	—	—	—	—	—
Other non-current provisions	USD	—	3,648	—	26,200	28,205	58,053
Subtotal Other non-current provisions		—	3,648	—	26,200	28,205	58,053
Deferred tax liabilities	USD	—	289,825	—	—	—	289,825
Subtotal Deferred tax liabilities		—	289,825	—	—	—	289,825
Provisions for employee benefits, non-current	USD	34,326	—	—	—	9,006	43,332
Provisions for employee benefits, non-current	CLP	540	—	—	—	—	540
Subtotal Provisions for employee benefits, non-current		34,866	—	—	—	9,006	43,872
Total non-current liabilities		34,866	504,560	249,531	62,219	1,984,377	2,835,553
Total liabilities							5,887,100

	As of December 31, 2021
		Over 1 year to 2	Over 2 years to 3	Over 3 years to 4	Over 4 years to 5
Class of liability	Currency	years	years	years	years	Over 5 years	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Non-current liabilities
Other non-current financial liabilities	USD	369,446	72,900	249,097	—	1,523,473	2,214,916
Other non-current financial liabilities	CLF	—	—	—	—	372,816	372,816
Subtotal Other non-current financial liabilities		369,446	72,900	249,097	—	1,896,289	2,587,732
Non-current lease liabilities	USD	—	6,695	—	23,174	—	29,869
Non-current lease liabilities	CLF	—	—	—	13,313	—	13,313
Non-current lease liabilities	MXN	—	—	—	1,530	—	1,530
Non-current lease liabilities	JPY	—	—	—	1,807	—	1,807
Subtotal non-current lease liabilities		—	6,695	—	39,824	—	46,519
Non-current Trade and other payables	USD	—	3,813	—	—	—	3,813
Subtotal Non-current Trade and other payables		—	3,813	—	—	—	3,813
Other non-current provisions	USD	—	4,257	—	31,017	25,764	61,038
Subtotal Other non-current provisions		—	4,257	—	31,017	25,764	61,038
Deferred tax liabilities	USD	—	136,823	—	—	109,497	246,320
Subtotal Deferred tax liabilities		—	136,823	—	—	109,497	246,320
Provisions for employee benefits, non-current	USD	26,710	—	—	—	—	26,710
Provisions for employee benefits, non-current	CLP	389	—	—	—	—	389
Subtotal Provisions for employee benefits, non-current		27,099	—	—	—	—	27,099
Total non-current liabilities		396,545	224,488	249,097	70,841	2,031,550	2,972,521
Total liabilities							3,964,230

Schedule of exchange rate changes on the statement of income explanatory

	For the period from January to December of the year
Foreign currency exchange rate changes	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Foreign currency loss	(25,400)	(17,241)	(4,423)
Foreign currency translation reserve	(255)	4,240	14,000
Total	(25,655)	(13,001)	9,577